SHARE-BASED COMPENSATION - Stock Option Activity (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥) ¥ / shares shares
Number of options
Outstanding, beginning (in shares) | shares	407,000
Exercised (in shares) | shares	(407,000)
Intrinsic value of options exercised | ¥	¥ 27,775
Weighted average exercise price
Outstanding, beginning (in RMB per share)	¥ 5.1
Exercised (in RMB per share)	5.1
Weighted average grant-date fair value per option
Outstanding, beginning (in RMB per share)	1.6
Exercised (in RMB per share)	¥ 1.6